Commitments and Contingencies Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Payments Under Company's Operating Lease Commitments
The following table summarizes payments under the Company’s operating lease commitments as of March 31, 2019 (in thousands):

Fiscal year	Amount
2020	$13,464
2021	12,872
2022	9,453
2023	9,099
2024	8,570
Thereafter	21,634
Total future contractual payments	$75,092